March 8, 2006


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  John Hancock Series Trust (the "Trust")
       on behalf of John Hancock Focused Equity Fund,
        John Hancock Mid Cap Equity Fund, John Hancock Multi Cap
        Growth Fund, Real Estate Fund, Small Cap Growth Fund and
        John Hancock Technology Fund (the "Funds")
     File No.  811-3392 and 2-75807

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2006 for the above-captioned registrants with the exception noted below that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

The John Hancock Sector funds-Institutional Class I prospectus dated March 1, 2006 will be filed under separate cover pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933 as amended.


Sincerely,


/s/Marilyn Lutzer
Marilyn Lutzer
Manager
Federal Compliance